Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
Schedule of inventory

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$251,589	$294,722
Raw materials	166,247	183,675
Work-in-process - used	64,317	29,228
Work-in-process - new	535	2,307
Total inventory	$482,688	$509,932

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046